Capitalization - Liquidation - Additional Information (Detail)	Dec. 31, 2016 $ / shares
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Liquidation Preference Per Share	$ 2.185
Series A Redeemable Convertible Preferred Stock [Member] | Priority Payments Upon Liquidation[Member]
Temporary Equity [Line Items]
Temporary Equity, Liquidation Preference Per Share	6.5552
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Liquidation Preference Per Share	6.663
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Liquidation Preference Per Share	$ 13.6632